Note 9 - Trade Accounts and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2017	2016
Trade accounts payable	6,220	5,562
Notes payable	90	398
Total	6,310	5,960